Organization and Principal Activities - Schedule of Consolidated Financial Statements (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Consolidated Financial Statements [Line Items]
Total assets	$ 12,086,223	$ 4,512,447
Total liabilities	12,190,079	11,713,346
Total net revenue	27,841,607	20,215,724	$ 19,800,874
Net (Loss) income	(10,440,259)	(1,202,916)	(1,080,016)
Net cash provided by (used in) operating activities	(10,675,740)	(1,622,048)	(1,496,547)
Net cash (used in) provided by investing activities	(4,040)	(1,280)	35,264
Net cash (used in) provided by financing activities	10,836,894	1,242,456	1,447,767
VIE [Member]
Schedule of Consolidated Financial Statements [Line Items]
Total assets	4,110,737	4,511,386
Total liabilities	12,183,945	11,709,424
Total net revenue	27,841,607	20,215,245	19,800,874
Net (Loss) income	(765,653)	(1,200,039)	(1,080,016)
Net cash provided by (used in) operating activities	(372,969)	(1,623,106)	(1,496,547)
Net cash (used in) provided by investing activities	(4,040)	(1,280)	35,264
Net cash (used in) provided by financing activities	$ 534,404	$ 1,242,456	$ 1,447,767